                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE AGGRESSIVE GROWTH FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.7%)
ISSUER                                            SHARES                     VALUE(A)
AEROSPACE & DEFENSE (6.1%)
Alliant Techsystems                                  13,339(b)             $1,404,730
BE Aerospace                                        315,643(b)             12,300,608
Precision Castparts                                 161,303                21,019,394
                                                                      ---------------
Total                                                                      34,724,732
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                                73,710                 3,614,738
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Goodyear Tire & Rubber                              211,821(b)              5,858,969
-------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Hansen Natural                                       66,230(b)              2,974,389
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Alexion Pharmaceuticals                              53,140(b)              3,213,376
Celgene                                              35,971(b)              2,309,698
Onyx Pharmaceuticals                                 76,558(b)              3,033,228
                                                                      ---------------
Total                                                                       8,556,302
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.2%)
Affiliated Managers Group                            17,370(b)              1,967,153
GFI Group                                            20,413(b)              1,510,562
Janus Capital Group                                  43,804                 1,164,748
Northern Trust                                       54,410                 3,344,039
T Rowe Price Group                                   93,210                 4,783,537
                                                                      ---------------
Total                                                                      12,770,039
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Air Products & Chemicals                             38,880                 3,499,589
Monsanto                                             86,377                 6,023,932
Mosaic                                               69,399(b)              2,916,146
Terra Inds                                           56,727(b)              1,473,200
                                                                      ---------------
Total                                                                      13,912,867
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Corrections Corp of America                          58,050(b)              1,489,563
TeleTech Holdings                                    17,232(b)                504,036
                                                                      ---------------
Total                                                                       1,993,599
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

COMMUNICATIONS EQUIPMENT (5.2%)
Blue Coat Systems                                    26,695(b)             $2,226,630
Ciena                                                57,780(b)              2,188,706
CommScope                                            55,142(b)              3,121,037
F5 Networks                                         139,054(b)              4,862,718
Foundry Networks                                    120,227(b)              2,222,997
Juniper Networks                                    321,974(b)             10,599,385
Polycom                                              58,380(b)              1,769,498
Riverbed Technology                                  73,958(b)              3,283,735
                                                                      ---------------
Total                                                                      30,274,706
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Apple                                                41,478(b)              5,743,873
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.2%)
Foster Wheeler                                       73,296(b)              8,681,178
Quanta Services                                     274,600(b)              7,762,942
Shaw Group                                           42,950(b)              2,149,648
                                                                      ---------------
Total                                                                      18,593,768
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Greif Cl A                                           19,578                 1,139,831
Owens-Illinois                                      289,062(b)             11,626,074
                                                                      ---------------
Total                                                                      12,765,905
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Apollo Group Cl A                                    86,089(b)              5,050,842
Strayer Education                                    12,850                 2,050,603
                                                                      ---------------
Total                                                                       7,101,445
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
IntercontinentalExchange                             27,990(b)              4,082,901
NYMEX Holdings                                       26,580                 3,429,352
                                                                      ---------------
Total                                                                       7,512,253
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cogent Communications Group                          73,960(b)              1,846,781
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Allegheny Energy                                     29,574(b)              1,526,314
Reliant Energy                                      138,257(b)              3,526,936
                                                                      ---------------
Total                                                                       5,053,250
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

ELECTRICAL EQUIPMENT (3.3%)
AMETEK                                               65,565                $2,621,944
Baldor Electric                                      51,240                 2,133,634
First Solar                                          48,821(b)              5,064,691
General Cable                                        40,298(b)              2,344,538
Roper Inds                                           61,463                 3,889,993
SunPower Cl A                                        27,282(b,d)            1,864,179
Vestas Wind Systems                                  16,890(b,c)            1,144,230
                                                                      ---------------
Total                                                                      19,063,209
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Itron                                                20,980(b)              1,781,202
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Acergy                                               67,988(c)              1,796,464
Cameron Intl                                         78,153(b)              6,390,571
Core Laboratories                                    22,007(b,c)            2,466,985
Diamond Offshore Drilling                            31,950                 3,359,862
Dresser-Rand Group                                  179,902(b)              6,632,987
Natl Oilwell Varco                                   62,931(b)              8,055,167
Weatherford Intl                                     50,420(b)              2,943,520
                                                                      ---------------
Total                                                                      31,645,556
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
WM Wrigley Jr                                        79,460                 4,628,545
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
DENTSPLY Intl                                        55,900                 2,201,342
Hologic                                              37,090(b)              1,971,334
Immucor                                              44,352(b)              1,479,139
Intuitive Surgical                                   16,400(b)              3,628,992
Kinetic Concepts                                     21,490(b)              1,291,764
St. Jude Medical                                     94,920(b)              4,135,664
                                                                      ---------------
Total                                                                      14,708,235
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Express Scripts                                     234,865(b)             12,858,859
Health Net                                           37,070(b)              2,031,065
Henry Schein                                         55,020(b)              3,201,614
Medco Health Solutions                               79,995(b)              6,835,573
Universal Health Services Cl B                       24,930                 1,316,304
                                                                      ---------------
Total                                                                      26,243,415
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

HOTELS, RESTAURANTS & LEISURE (3.2%)
Bally Technologies                                  103,255(b)             $3,424,968
Las Vegas Sands                                      51,225(b)              5,107,133
WMS Inds                                            155,797(b)              4,586,664
Wynn Resorts                                         42,150                 5,215,219
                                                                      ---------------
Total                                                                      18,333,984
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Garmin                                               19,810(c)              2,017,252
Tempur-Pedic Intl                                    49,609                 1,433,700
                                                                      ---------------
Total                                                                       3,450,952
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy                                           39,780(b)              1,515,220
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                       24,221(b)              2,324,974
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Amazon.com                                           18,983(b)              1,516,932
Expedia                                              83,650(b)              2,496,952
Priceline.com                                        15,980(b)              1,326,020
                                                                      ---------------
Total                                                                       5,339,904
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.4%)
Equinix                                              40,101(b)              3,549,340
SINA                                                 49,940(b,c)            2,081,499
VeriSign                                            184,540(b)              5,942,188
VistaPrint                                           65,408(b)              2,150,615
                                                                      ---------------
Total                                                                      13,723,642
-------------------------------------------------------------------------------------

IT SERVICES (1.9%)
MasterCard Cl A                                      33,044                 4,526,697
Paychex                                              81,430                 3,617,935
VeriFone Holdings                                    78,510(b)              2,901,730
                                                                      ---------------
Total                                                                      11,046,362
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.2%)
PerkinElmer                                          53,080                 1,454,923
Thermo Fisher Scientific                            206,348(b)             11,190,252
                                                                      ---------------
Total                                                                      12,645,175
-------------------------------------------------------------------------------------

MACHINERY (3.8%)
AGCO                                                158,012(b)              6,826,117
Flowserve                                            31,042                 2,216,709
Harsco                                               54,110                 3,011,221
Hyundai Mipo Dockyard                                 5,718(c)              1,693,451
Manitowoc                                            20,228                 1,607,924
Oshkosh Truck                                        32,440                 1,877,952
Samsung Heavy Inds                                   31,990(c)              1,612,970
SPX                                                  17,970                 1,618,199
Terex                                                18,365(b)              1,466,996
                                                                      ---------------
Total                                                                      21,931,539
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(a)

MEDIA (1.3%)
Focus Media Holding ADR                              26,350(b,c,d)         $1,061,115
Liberty Global Cl A                                 160,795(b)              6,589,379
                                                                      ---------------
Total                                                                       7,650,494
-------------------------------------------------------------------------------------

METALS & MINING (0.5%)
Haynes Intl                                          17,613(b)              1,471,214
Steel Dynamics                                       33,890                 1,470,148
                                                                      ---------------
Total                                                                       2,941,362
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.2%)
Quicksilver Resources                                64,240(b)              2,566,388
Range Resources                                     100,565                 3,651,515
Southwestern Energy                                  65,610(b)              2,440,036
Williams Companies                                  125,120                 3,878,720
                                                                      ---------------
Total                                                                      12,536,659
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Avon Products                                        52,400                 1,799,940
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.6%)
Allergan                                             71,030                 4,262,510
Shire ADR                                           138,069(c)             10,871,553
                                                                      ---------------
Total                                                                      15,134,063
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CB Richard Ellis Group Cl A                          64,690(b)              1,909,649
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.9%)
Altera                                              116,850                 2,782,199
Atheros Communications                               61,730(b)              1,846,344
Broadcom Cl A                                       153,690(b)              5,302,305
Cavium Networks                                      57,590(b)              1,614,824
Intersil Cl A                                       182,876                 6,093,428
KLA-Tencor                                           68,260                 3,922,902
Marvell Technology Group                            186,300(b,c)            3,086,991
Maxim Integrated Products                           125,370                 3,762,354
MEMC Electronic Materials                            59,903(b)              3,679,242
Microsemi                                            58,554(b)              1,484,929
Natl Semiconductor                                   58,817                 1,548,063
NVIDIA                                              246,957(b)             12,634,319
OmniVision Technologies                             119,672(b,d)            2,497,555
ON Semiconductor                                    132,500(b)              1,552,900
Varian Semiconductor Equipment Associates            88,987(b)              4,950,347
                                                                      ---------------
Total                                                                      56,758,702
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

SOFTWARE (3.2%)
Activision                                          112,330(b)             $2,189,312
Electronic Arts                                      45,090(b)              2,387,065
Nintendo                                             23,800(c)             10,954,466
Salesforce.com                                       49,260(b)              1,991,582
VMware Cl A                                          11,380(b)                783,968
                                                                      ---------------
Total                                                                      18,306,393
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.4%)
GameStop Cl A                                       289,720(b)             14,526,561
GUESS?                                              222,386                11,786,458
J Crew Group                                         43,970(b)              2,190,146
Tiffany & Co                                         30,295                 1,555,042
Zumiez                                               28,470(b)              1,381,649
                                                                      ---------------
Total                                                                      31,439,856
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Coach                                                95,610(b)              4,257,514
crocs                                                39,493(b)              2,331,667
Phillips-Van Heusen                                  13,902                   809,513
Polo Ralph Lauren                                    25,680                 1,939,867
Under Armour Cl A                                    52,908(b)              3,439,549
                                                                      ---------------
Total                                                                      12,778,110
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (8.2%)
Clearwire Cl A                                       19,960(b)                427,144
Crown Castle Intl                                   118,191(b)              4,344,701
Leap Wireless Intl                                  101,555(b)              7,362,738
Millicom Intl Cellular                               26,474(b,c)            2,232,552
NII Holdings                                        300,761(b)             23,814,256
SBA Communications Cl A                             264,752(b)              8,622,973
                                                                      ---------------
Total                                                                      46,804,364
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $450,570,301)                                                     $569,739,122
-------------------------------------------------------------------------------------

MONEY MARKET FUND (2.1%)(E)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  12,079,914(f)          $12,079,914
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,079,914)                                                      $12,079,914
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $462,650,215)(g)                                                 $581,819,036
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 7.1% of net assets.

(d)  At Aug. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. 1.5% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

(g) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $462,650,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $123,176,000
Unrealized depreciation                                                (4,007,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $119,169,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE FUNDAMENTAL GROWTH FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (3.5%)
Boeing                                               28,590              $2,764,653
General Dynamics                                     37,040               2,909,862
United Technologies                                  19,590               1,462,002
                                                                    ---------------
Total                                                                     7,136,517
-----------------------------------------------------------------------------------

BEVERAGES (2.0%)
PepsiCo                                              60,590               4,121,938
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Amylin Pharmaceuticals                               35,042(b)            1,718,109
Celgene                                              36,900(b)            2,369,349
Genentech                                            20,000(b)            1,496,200
Gilead Sciences                                      28,950(b)            1,052,912
                                                                    ---------------
Total                                                                     6,636,570
-----------------------------------------------------------------------------------

CAPITAL MARKETS (5.4%)
Charles Schwab                                      124,550               2,466,089
Franklin Resources                                   12,870               1,695,880
Goldman Sachs Group                                   5,360                 943,414
Invesco ADR                                          58,390(c)            1,441,649
Legg Mason                                           11,980               1,040,104
MF Global                                            42,800(b,c)          1,153,032
Morgan Stanley                                       21,870               1,364,032
State Street                                         16,110                 988,510
                                                                    ---------------
Total                                                                    11,092,710
-----------------------------------------------------------------------------------

CHEMICALS (1.5%)
Agrium                                               23,790(c)            1,083,397
Monsanto                                             17,320               1,207,896
Potash Corporation of Saskatchewan                    8,950(c)              792,612
                                                                    ---------------
Total                                                                     3,083,905
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Banco Itau Holding Financeira ADR                    15,300(c)              666,009
Commerce Bancorp                                      2,690                  98,804
                                                                    ---------------
Total                                                                       764,813
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.8%)
Equifax                                              31,700               1,221,084
Manpower                                             17,560               1,233,766
Waste Management                                     34,590               1,303,005
                                                                    ---------------
Total                                                                     3,757,855
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (6.7%)
Cisco Systems                                       241,310(b)           $7,702,615
QUALCOMM                                             68,710               2,740,842
Research In Motion                                   41,640(b,c)          3,556,472
                                                                    ---------------
Total                                                                    13,999,929
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple                                                30,860(b)            4,273,493
Hewlett-Packard                                      11,180                 551,733
IBM                                                  20,960               2,445,822
Network Appliance                                    15,810(b)              440,467
                                                                    ---------------
Total                                                                     7,711,515
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.5%)
Fluor                                                16,770               2,132,305
Foster Wheeler                                        8,940(b)            1,058,854
                                                                    ---------------
Total                                                                     3,191,159
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.3%)
American Express                                     29,540               1,731,635
Discover Financial Services                          37,305(b)              863,238
                                                                    ---------------
Total                                                                     2,594,873
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Apollo Group Cl A                                    27,480(b)            1,612,252
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
CME Group                                             2,400               1,331,520
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
AT&T                                                 23,500                 936,945
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                                              71,750(c)            1,769,355
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.9%)
Baker Hughes                                         51,470               4,316,274
Diamond Offshore Drilling                             2,490                 261,848
Halliburton                                           9,240                 319,612
Schlumberger                                         33,730               3,254,945
Transocean                                           19,010(b)            1,997,761
Weatherford Intl                                     33,840(b)            1,975,579
                                                                    ---------------
Total                                                                    12,126,019
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                                     13,170                $813,248
CVS Caremark                                         55,460               2,097,496
Wal-Mart Stores                                      30,350               1,324,171
                                                                    ---------------
Total                                                                     4,234,915
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Kraft Foods Cl A                                     31,050                 995,463
WM Wrigley Jr                                        17,585               1,024,326
                                                                    ---------------
Total                                                                     2,019,789
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Baxter Intl                                          23,080               1,263,861
Medtronic                                            31,930               1,687,181
St. Jude Medical                                     92,430(b)            4,027,175
                                                                    ---------------
Total                                                                     6,978,217
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Starbucks                                            41,360(b)            1,139,468
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Fortune Brands                                       24,160               2,007,455
Newell Rubbermaid                                    25,960                 669,508
                                                                    ---------------
Total                                                                     2,676,963
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                     35,360               2,309,362
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.1%)
General Electric                                      9,010                 350,219
Siemens ADR                                          15,100(c)            1,892,030
                                                                    ---------------
Total                                                                     2,242,249
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.7%)
Akamai Technologies                                  10,520(b)              338,954
Google Cl A                                          13,700(b)            7,058,925
Yahoo!                                              103,860(b)            2,360,738
                                                                    ---------------
Total                                                                     9,758,617
-----------------------------------------------------------------------------------

IT SERVICES (3.2%)
Accenture Cl A                                       46,070(c)            1,898,545
Automatic Data Processing                            26,290               1,202,505
Western Union                                       189,450               3,567,343
                                                                    ---------------
Total                                                                     6,668,393
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Thermo Fisher Scientific                             43,070(b)           $2,335,686
-----------------------------------------------------------------------------------

MACHINERY (1.3%)
Danaher                                              18,590               1,443,699
Parker Hannifin                                      12,200               1,311,134
                                                                    ---------------
Total                                                                     2,754,833
-----------------------------------------------------------------------------------

MEDIA (2.9%)
Comcast Cl A                                         49,980(b)            1,303,978
Lamar Advertising Cl A                               11,210                 593,233
McGraw-Hill Companies                                48,990               2,472,036
Viacom Cl B                                          34,720(b)            1,370,051
Walt Disney                                           5,965                 200,424
                                                                    ---------------
Total                                                                     5,939,722
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Companhia Vale do Rio Doce ADR                        5,100(c)              251,583
Freeport-McMoRan Copper & Gold                       14,340               1,253,603
                                                                    ---------------
Total                                                                     1,505,186
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Kohl's                                               21,880(b)            1,297,484
Target                                               16,940               1,116,854
                                                                    ---------------
Total                                                                     2,414,338
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
Cameco                                               41,260(c)            1,666,079
ConocoPhillips                                       16,310               1,335,626
EOG Resources                                        16,370               1,102,683
Suncor Energy                                        45,660(c)            4,081,547
                                                                    ---------------
Total                                                                     8,185,935
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.0%)
Abbott Laboratories                                  33,640               1,746,252
Johnson & Johnson                                    12,800                 790,912
Merck & Co                                           85,110               4,269,969
Schering-Plough                                     114,530               3,438,191
Teva Pharmaceutical Inds ADR                         37,060(c)            1,593,580
Wyeth                                                17,990                 832,937
                                                                    ---------------
Total                                                                    12,671,841
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Altera                                               69,320              $1,650,509
Intel                                                41,580               1,070,685
Linear Technology                                    89,010               3,025,450
                                                                    ---------------
Total                                                                     5,746,644
-----------------------------------------------------------------------------------

SOFTWARE (8.1%)
Adobe Systems                                        33,630(b)            1,437,683
Autodesk                                             26,590(b)            1,231,649
Cadence Design Systems                               55,600(b)            1,207,632
Electronic Arts                                      64,260(b)            3,401,923
McAfee                                               33,940(b)            1,213,355
Microsoft                                           105,430               3,029,004
Oracle                                              190,770(b)            3,868,815
Symantec                                             78,620(b)            1,478,842
VMware Cl A                                           1,200(b)               82,668
                                                                    ---------------
Total                                                                    16,951,571
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.7%)
American Eagle Outfitters                            10,300                 266,049
Home Depot                                           52,220               2,000,548
Lowe's Companies                                     85,750               2,663,395
Staples                                              76,180               1,809,275
Williams-Sonoma                                      28,620                 953,905
                                                                    ---------------
Total                                                                     7,693,172
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Nike Cl B                                            28,550               1,608,507
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Freddie Mac                                          61,050               3,761,291
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (0.8%)
Altria Group                                         22,530              $1,563,807
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.0%)
America Movil ADR Series L                            7,280(c)              440,149
American Tower Cl A                                  46,840(b)            1,855,801
Crown Castle Intl                                    54,620(b)            2,007,831
MetroPCS Communications                              21,632(b)              590,337
NII Holdings                                         18,310(b)            1,449,786
Sprint Nextel                                        99,010               1,873,269
                                                                    ---------------
Total                                                                     8,217,173
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $182,181,058)                                                   $201,245,554
-----------------------------------------------------------------------------------
MONEY MARKET FUND (1.1%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,265,173(d)           $2,265,173
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,265,173)                                                       $2,265,173
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $184,446,231)(e)                                                $203,510,727
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 10.8% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $184,446,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $22,700,000
Unrealized depreciation                                               (3,635,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $19,065,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE FUNDAMENTAL VALUE FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.1%)
ISSUER                                            SHARES                   VALUE(A)
AIR FREIGHT & LOGISTICS (0.6%)
Toll Holdings                                       163,200(c)           $1,813,477
United Parcel Service Cl B                           66,000               5,006,760
                                                                    ---------------
Total                                                                     6,820,237
-----------------------------------------------------------------------------------

AUTOMOBILES (1.5%)
Harley-Davidson                                     295,800(d)           15,911,082
-----------------------------------------------------------------------------------

BEVERAGES (2.3%)
Diageo ADR                                          171,160(c)           14,620,487
Heineken Holding                                    200,990(c)           11,015,319
                                                                    ---------------
Total                                                                    25,635,806
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Bank of New York Mellon                             303,500              12,270,505
E*TRADE Financial                                    63,330(b)              986,681
Morgan Stanley                                       92,500               5,769,225
State Street                                         29,060               1,783,122
                                                                    ---------------
Total                                                                    20,809,533
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (7.7%)
Commerce Bancorp                                    173,400               6,368,982
HSBC Holdings ADR                                   323,935(c)           29,254,570
Wachovia                                            436,082              21,359,296
Wells Fargo & Co                                    728,400              26,615,736
                                                                    ---------------
Total                                                                    83,598,584
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Dun & Bradstreet                                    102,900              10,037,895
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                           114,900(c)            3,777,912
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Dell                                                466,200(b)           13,170,150
Hewlett-Packard                                     161,370               7,963,610
                                                                    ---------------
Total                                                                    21,133,760
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.7%)
Martin Marietta Materials                            81,500              11,002,500
Vulcan Materials                                     82,100               7,389,821
                                                                    ---------------
Total                                                                    18,392,321
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSUMER FINANCE (4.6%)
American Express                                    834,600             $48,924,252
Discover Financial Services                          46,150(b)            1,067,911
                                                                    ---------------
Total                                                                    49,992,163
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.7%)
Sealed Air                                          712,600              18,848,270
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                           464,800               9,221,632
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.3%)
Citigroup                                           417,000              19,548,960
JPMorgan Chase & Co                                 892,940              39,753,689
Moody's                                             201,700(d)            9,247,945
                                                                    ---------------
Total                                                                    68,550,594
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Agilent Technologies                                152,700(b)            5,558,280
Tyco Electronics                                    360,861(b)           12,583,223
                                                                    ---------------
Total                                                                    18,141,503
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean                                          104,800(b)           11,013,432
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.0%)
Costco Wholesale                                    739,000              45,633,250
CVS Caremark                                        388,961              14,710,505
Wal-Mart Stores                                     373,200              16,282,716
                                                                    ---------------
Total                                                                    76,626,471
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Hershey                                             116,140               5,400,510
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Covidien                                            360,561(b,c)         14,361,145
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                     142,560               9,748,253
Express Scripts                                     108,700(b)            5,951,325
UnitedHealth Group                                  204,900              10,247,049
                                                                    ---------------
Total                                                                    25,946,627
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                       29,363(c)            2,719,682
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                    176,300              11,514,153
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDUSTRIAL CONGLOMERATES (1.5%)
Tyco Intl                                           361,861(c)          $15,979,782
-----------------------------------------------------------------------------------

INSURANCE (15.9%)
Ambac Financial Group                                47,780               3,001,540
American Intl Group                                 670,300              44,239,799
Aon                                                 186,300               8,070,516
Berkshire Hathaway Cl B                               9,950(b)           38,705,499
Chubb                                                51,400               2,628,082
Loews                                               522,050              24,541,571
Markel                                                1,900(b)              903,754
Millea Holdings                                     290,600(c)           11,243,527
NIPPONKOA Insurance                                 579,400(c)            5,379,178
Principal Financial Group                            58,300               3,235,067
Progressive                                         912,320              18,556,589
Sun Life Financial                                   35,900(c)            1,727,508
Transatlantic Holdings                              151,425              10,725,433
                                                                    ---------------
Total                                                                   172,958,063
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.3%)
Amazon.com                                           88,800(b)            7,096,008
Expedia                                              64,200(b)            1,916,370
IAC/InterActiveCorp                                  64,000(b)            1,778,560
Liberty Media -- Interactive Cl A                   153,090(b,f)          2,904,117
                                                                    ---------------
Total                                                                    13,695,055
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
Google Cl A                                           9,120(b)            4,699,080
-----------------------------------------------------------------------------------

IT SERVICES (1.2%)
Iron Mountain                                       474,100(b)           13,398,066
-----------------------------------------------------------------------------------

MARINE (0.7%)
China Shipping Development Series H               1,114,000(c)            3,367,972
Kuehne & Nagel Intl                                  47,601(c)            4,466,669
                                                                    ---------------
Total                                                                     7,834,641
-----------------------------------------------------------------------------------

MEDIA (6.6%)
Comcast Special Cl A                              1,263,450(b)           32,672,817
Gannett                                              43,100               2,025,700
Lagardere                                           115,400(c)            9,394,077
Liberty Media -- Capital Series A                    30,975(b,f)          3,375,965
News Corp Cl A                                      837,830              16,949,301

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
Virgin Media                                        191,972              $4,568,934
WPP Group ADR                                        40,180(c)            2,862,423
                                                                    ---------------
Total                                                                    71,849,217
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
BHP Billiton                                        124,200(c)            3,641,678
Rio Tinto                                            44,300(c)            3,059,620
                                                                    ---------------
Total                                                                     6,701,298
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Sears Holdings                                       15,300(b)            2,196,468
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.5%)
Canadian Natural Resources                           77,200(c)            5,273,532
China Coal Energy Series H                        4,115,100(b,c)          8,107,115
ConocoPhillips                                      654,816              53,622,882
Devon Energy                                        330,500              24,889,955
EOG Resources                                       283,500              19,096,560
Occidental Petroleum                                452,520              25,653,359
                                                                    ---------------
Total                                                                   136,643,403
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                       122,700               4,214,745
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Hang Lung Group                                     727,000(c)           $3,473,405
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Asciano Group                                       122,700(b,c)            858,571
-----------------------------------------------------------------------------------

SOFTWARE (2.0%)
Microsoft                                           773,100              22,211,163
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Bed Bath & Beyond                                   180,020(b)            6,235,893
CarMax                                              216,500(b)            4,905,890
Lowe's Companies                                    164,850               5,120,241
                                                                    ---------------
Total                                                                    16,262,024
-----------------------------------------------------------------------------------

TOBACCO (3.4%)
Altria Group                                        536,500              37,238,465
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.5%)
China Merchants Holdings Intl                     2,271,055(c)           11,921,630
COSCO Pacific                                     1,476,200(c)            4,099,188
                                                                    ---------------
Total                                                                    16,020,818
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                                      207,900(c)           $5,690,223
Sprint Nextel                                       612,500              11,588,500
                                                                    ---------------
Total                                                                    17,278,723
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $802,481,532)                                                 $1,081,966,299
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.6%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 17,718,087(g)          $17,718,087
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,718,087)                                                     $17,718,087
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $820,199,619)(h)                                              $1,099,684,386
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 16.3% of net assets.

(d)  At Aug. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. 0.3% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $820,200,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $290,971,000
Unrealized depreciation                                               (11,487,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $279,484,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE SELECT VALUE FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Goodrich                                             56,100              $3,543,276
Spirit Aerosystems Holdings Cl A                     91,000(b)            3,253,250
                                                                    ---------------
Total                                                                     6,796,526
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.1%)
American Axle & Mfg Holdings                        149,000               3,474,680
BorgWarner                                           33,500               2,830,750
                                                                    ---------------
Total                                                                     6,305,430
-----------------------------------------------------------------------------------

BEVERAGES (1.4%)
Molson Coors Brewing Cl B                            51,800               4,634,028
Pepsi Bottling Group                                 86,700               2,998,953
                                                                    ---------------
Total                                                                     7,632,981
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Northern Trust                                      124,700               7,664,062
-----------------------------------------------------------------------------------

CHEMICALS (3.4%)
Celanese Series A                                   185,000               6,645,200
Intl Flavors & Fragrances                           169,800               8,529,054
Terra Inds                                          136,000(b)            3,531,920
                                                                    ---------------
Total                                                                    18,706,174
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
Comerica                                            189,400              10,564,732
Webster Financial                                    90,400               3,838,384
                                                                    ---------------
Total                                                                    14,403,116
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Covanta Holding                                     123,100(b)            2,780,829
RR Donnelley & Sons                                 262,300               9,395,586
                                                                    ---------------
Total                                                                    12,176,415
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
ARRIS Group                                         231,800(b)            3,518,724
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.4%)
Electronics for Imaging                             203,700(b)            5,312,496
NCR                                                  74,600(b)            3,712,842
SanDisk                                              73,400(b)            4,114,804
                                                                    ---------------
Total                                                                    13,140,142
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
URS                                                 207,400(b)           11,083,456
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONTAINERS & PACKAGING (4.6%)
AptarGroup                                          292,400             $10,622,892
Ball                                                 96,000               5,028,480
Sonoco Products                                     266,500               9,599,330
                                                                    ---------------
Total                                                                    25,250,702
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Sotheby's                                           106,000               4,587,680
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
NTELOS Holdings                                     234,700               6,285,266
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (7.3%)
American Electric Power                             183,600               8,166,528
Edison Intl                                         102,000               5,376,420
Idacorp                                             310,600              10,085,182
Northeast Utilities                                 232,700               6,434,155
Pinnacle West Capital                               264,000              10,517,760
                                                                    ---------------
Total                                                                    40,580,045
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Cooper Inds Cl A                                    104,000               5,321,680
General Cable                                        75,000(b)            4,363,500
GrafTech Intl                                       173,000(b)            2,904,670
                                                                    ---------------
Total                                                                    12,589,850
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Flextronics Intl                                    674,000(b,c)          7,676,860
Mettler Toledo Intl                                  42,400(b)            3,998,744
                                                                    ---------------
Total                                                                    11,675,604
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Noble                                               103,200               5,062,992
Oil States Intl                                      72,500(b)            3,059,500
                                                                    ---------------
Total                                                                     8,122,492
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
Longs Drug Stores                                    86,100               4,540,053
Ruddick                                             158,700               5,170,446
                                                                    ---------------
Total                                                                     9,710,499
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.8%)
HJ Heinz                                            103,000               4,644,270
JM Smucker                                           46,100               2,535,961
Sara Lee                                            499,100               8,295,042
                                                                    ---------------
Total                                                                    15,475,273
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GAS UTILITIES (2.7%)
AGL Resources                                       110,500              $4,387,955
Energen                                              52,600               2,824,620
Questar                                             159,200               7,955,224
                                                                    ---------------
Total                                                                    15,167,799
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Beckman Coulter                                     108,600               7,813,770
DENTSPLY Intl                                       136,000               5,355,680
                                                                    ---------------
Total                                                                    13,169,450
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
Chemed                                               29,800               1,848,792
CIGNA                                                98,800               5,105,984
McKesson                                             48,500               2,774,685
                                                                    ---------------
Total                                                                     9,729,461
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.4%)
IMS Health                                          267,600               8,011,944
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Darden Restaurants                                  254,200              10,574,720
Jack in the Box                                      98,600(b)            6,134,892
                                                                    ---------------
Total                                                                    16,709,612
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Snap-On                                             110,000               5,387,800
Tupperware Brands                                    12,200                 375,638
                                                                    ---------------
Total                                                                     5,763,438
-----------------------------------------------------------------------------------

INSURANCE (8.4%)
Alleghany                                             8,600(b)            3,543,200
Aon                                                 124,600               5,397,672
Lincoln Natl                                        222,000              13,515,359
Nationwide Financial Services Cl A                   50,300               2,692,056
Safeco                                              181,900              10,553,838
UnumProvident                                       228,500               5,591,395
Zenith Natl Insurance                               113,000               4,871,430
                                                                    ---------------
Total                                                                    46,164,950
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.0%)
Priceline.com                                        63,300(b)            5,252,634
-----------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                                   197,200(b)           11,033,340
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MACHINERY (3.9%)
CNH Global                                          129,400(c)           $6,600,694
Cummins                                              41,400               4,902,588
Eaton                                                61,400               5,785,108
Harsco                                               73,000               4,062,450
                                                                    ---------------
Total                                                                    21,350,840
-----------------------------------------------------------------------------------

MARINE (0.9%)
DryShips                                             73,200(c)            5,223,552
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Haynes Intl                                          58,000(b)            4,844,740
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
Big Lots                                             54,800(b)            1,631,396
Family Dollar Stores                                165,800               4,854,624
JC Penney                                            53,300               3,664,908
                                                                    ---------------
Total                                                                    10,150,928
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
NSTAR                                               174,900               5,731,473
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
CONSOL Energy                                        71,900               2,867,372
Frontier Oil                                        163,900               6,724,817
Williams Companies                                   93,000               2,883,000
                                                                    ---------------
Total                                                                    12,475,189
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.3%)
Apartment Investment & Management Cl A               94,200              $4,210,740
DiamondRock Hospitality                             259,400               4,656,230
Duke Realty                                         301,500              10,187,685
Health Care REIT                                    182,100(e)            7,265,790
Mid-America Apartment Communities                    25,100               1,244,709
Realty Income                                       294,000               7,938,000
Simon Property Group                                 52,100               4,945,332
                                                                    ---------------
Total                                                                    40,448,486
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Jones Lang LaSalle                                   26,100               2,914,848
-----------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Werner Enterprises                                  371,500               6,913,615
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
ASE Test                                            193,500(b,c)          2,276,528
Microchip Technology                                152,300               5,866,596
                                                                    ---------------
Total                                                                     8,143,124
-----------------------------------------------------------------------------------

SOFTWARE (2.1%)
Cadence Design Systems                              536,800(b)           11,659,296
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
GameStop Cl A                                        30,300(b)            1,519,242
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.7%)
Phillips-Van Heusen                                  89,000               5,182,470
VF                                                  123,700               9,877,445
                                                                    ---------------
Total                                                                    15,059,915
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.6%)
New York Community Bancorp                          346,500              $6,129,585
PMI Group                                            88,000               2,787,840
                                                                    ---------------
Total                                                                     8,917,425
-----------------------------------------------------------------------------------

TOBACCO (1.1%)
Loews-Carolina Group                                 83,000(d)            6,317,960
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
United Rentals                                      173,800(b)            5,665,880
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Rogers Communications Cl B                           92,900(c)            4,206,512
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $508,110,984)                                                   $538,250,090
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 10,863,065(g)          $10,863,065
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,863,065)                                                     $10,863,065
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $518,974,049)(h)                                                $549,113,155
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 4.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At Aug. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.4% of net assets. 1.6% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Aug 31, 2007, the cost of securities for federal income tax purposes was approximately $518,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $47,542,000
Unrealized depreciation                                               (17,403,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $30,139,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE SMALL CAP EQUITY FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.9%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (3.1%)
AerCap Holdings                                      36,700(b,c)           $933,648
Cubic                                                11,768                 465,189
Curtiss-Wright                                       42,230               1,925,688
HEICO                                                13,600                 621,112
HEICO Cl A                                            7,800                 285,012
Hexcel                                               95,500(b)            2,080,945
Orbital Sciences                                     45,700(b)            1,003,572
Teledyne Technologies                                27,984(b)            1,396,681
United Industrial                                     1,260                  87,104
                                                                    ---------------
Total                                                                     8,798,951
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Forward Air                                           4,380                 153,475
Hub Group Cl A                                        4,778(b)              159,442
                                                                    ---------------
Total                                                                       312,917
-----------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                    155,900(b)            1,638,509
Frontier Airlines Holdings                            7,101(b)               42,109
Mesa Air Group                                        5,925(b)               33,417
SkyWest                                              10,160                 255,321
                                                                    ---------------
Total                                                                     1,969,356
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Aftermarket Technology                                6,888(b)              206,020
GenTek                                                  629(b)               19,342
Stoneridge                                            3,392(b)               35,412
Tenneco                                              25,000(b)              793,750
TRW Automotive Holdings                              18,200(b)              556,192
                                                                    ---------------
Total                                                                     1,610,716
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Coca-Cola Bottling Company Consolidated                 716                  42,008
Jones Soda                                           42,500(b,e)            459,000
                                                                    ---------------
Total                                                                       501,008
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alkermes                                             48,200(b)              812,170
Amylin Pharmaceuticals                               29,462(b)            1,444,522
Human Genome Sciences                               113,800(b)            1,048,098
Incyte                                              123,201(b)              719,494
Martek Biosciences                                   29,700(b)              802,494
OSI Pharmaceuticals                                  24,855(b)              847,804
                                                                    ---------------
Total                                                                     5,674,582
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BUILDING PRODUCTS (--%)
American Woodmark                                     1,821                 $54,940
Apogee Enterprises                                    1,761                  44,324
                                                                    ---------------
Total                                                                        99,264
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Calamos Asset Management Cl A                         3,005                  69,776
optionsXpress Holdings                               62,200               1,462,944
SWS Group                                            40,780                 723,437
                                                                    ---------------
Total                                                                     2,256,157
-----------------------------------------------------------------------------------

CHEMICALS (3.2%)
Albemarle                                            12,300                 497,781
Celanese Series A                                    37,767               1,356,591
CF Inds Holdings                                     12,841                 813,221
Cytec Inds                                           22,000               1,460,800
Ferro                                                72,800               1,424,696
Hercules                                             79,600(b)            1,657,271
ICO                                                   1,668(b)               19,149
Methanex                                              8,409(c)              189,623
Minerals Technologies                                16,100               1,061,151
Pioneer Companies                                    11,010(b)              385,460
Terra Inds                                            7,529(b)              195,528
                                                                    ---------------
Total                                                                     9,061,271
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
BancFirst                                             3,666                 165,300
Bank of Hawaii                                       19,795               1,017,660
Banner                                                  480                  15,466
City Holding                                          5,070                 187,489
City Natl                                             9,576                 683,631
Commerce Bancshares                                   6,649                 310,508
CVB Financial                                        20,700                 246,537
East West Bancorp                                    10,895                 390,041
F.N.B.                                                1,476                  25,062
Financial Institutions                                2,655                  51,879
First Citizens BancShares Cl A                        1,018                 180,441
First Community Bancorp                              18,500               1,003,810
First Regional Bancorp                                3,623(b)               85,141
Intervest Bancshares                                    797                  20,435
Pacific Capital Bancorp                              11,641                 293,586
Preferred Bank                                        2,283                  93,923
PrivateBancorp                                       43,600(e)            1,459,727

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Prosperity Bancshares                                 5,376                $181,548
Smithtown Bancorp                                    10,200                 235,110
SVB Financial Group                                   6,592(b)              328,018
Temecula Valley Bancorp                               1,141                  18,895
Trustmark                                             2,827                  79,834
Vineyard Natl Bancorp                                 6,126                 112,535
WesBanco                                                755                  20,181
                                                                    ---------------
Total                                                                     7,206,757
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.1%)
Advisory Board                                       12,500(b)              719,125
American Reprographics                               62,400(b)            1,524,432
AMREP                                                 3,289                 110,510
Bowne & Co                                           68,900               1,167,855
COMSYS IT Partners                                   10,270(b)              195,233
Deluxe                                               25,576                 972,400
Dun & Bradstreet                                        856                  83,503
Equifax                                               9,634                 371,102
First Consulting Group                                2,438(b)               23,088
Heidrick & Struggles Intl                             9,624(b)              450,884
ICT Group                                            42,100(b)              639,920
Kenexa                                               29,810(b)              828,420
Kforce                                               60,800(b)              925,376
Knoll                                                19,689                 374,288
Korn/Ferry Intl                                      20,400(b)              453,084
Mobile Mini                                          32,900(b)              796,509
Multi-Color                                             483                  17,943
PRG-Schultz Intl                                      2,449(b)               34,874
Standard Parking                                      2,497(b)               87,045
Stericycle                                            1,973(b)               98,453
Waste Connections                                    34,700(b)            1,055,574
Watson Wyatt Worldwide Cl A                          17,708                 837,765
                                                                    ---------------
Total                                                                    11,767,383
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.2%)
ADC Telecommunications                               70,300(b)            1,286,489
Blue Coat Systems                                     1,585(b)              132,205
C-COR                                                11,024(b)              126,886
CommScope                                            20,132(b)            1,139,471
Comtech Telecommunications                           12,242(b)              521,020
Foundry Networks                                     49,100(b)              907,859
InterDigital                                         27,088(b)              626,004

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Polycom                                              38,300(b)           $1,160,873
Sonus Networks                                       87,000(b)              502,860
                                                                    ---------------
Total                                                                     6,403,667
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Electronics for Imaging                              65,800(b)            1,716,064
Emulex                                               26,818(b)              524,024
Immersion                                            44,675(b)              669,678
Intevac                                              24,767(b)              404,693
Stratasys                                            38,200(b)              960,730
Western Digital                                      10,833(b)              253,059
Xyratex                                                 766(b,c)             15,948
                                                                    ---------------
Total                                                                     4,544,196
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.1%)
Chicago Bridge & Iron                                36,694(c)            1,370,521
EMCOR Group                                          39,709(b)            1,244,877
Foster Wheeler                                        7,200(b)              852,768
Perini                                               18,229(b)            1,031,761
Washington Group Intl                                18,800(b)            1,592,360
                                                                    ---------------
Total                                                                     6,092,287
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advanta Cl B                                         43,817               1,147,129
World Acceptance                                      2,068(b)               64,129
                                                                    ---------------
Total                                                                     1,211,258
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AEP Inds                                              1,884(b)               69,746
Crown Holdings                                        8,776(b)              210,800
Pactiv                                               27,706(b)              810,400
Rock-Tenn Cl A                                       35,325               1,024,071
Silgan Holdings                                       6,263                 319,977
                                                                    ---------------
Total                                                                     2,434,994
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Core-Mark Holding                                     4,521(b)              152,539
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.9%)
Coinstar                                              5,125(b)              167,485
CPI                                                   8,702                 389,502
Pre-Paid Legal Services                               7,788(b)              429,820
Regis                                                 1,398                  46,148
Sotheby's                                            21,533                 931,948
Strayer Education                                     4,337                 692,098
                                                                    ---------------
Total                                                                     2,657,001
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
NASDAQ Stock Market                                  29,671(b)              969,055
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
CenturyTel                                            3,816                 183,092
Cincinnati Bell                                      30,411(b)              148,406
CT Communications                                     1,380                  43,470
General Communication Cl A                           97,400(b)            1,232,110
NeuStar Cl A                                         32,200(b)            1,018,164
Premiere Global Services                             22,404(b)              293,044
                                                                    ---------------
Total                                                                     2,918,286
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRIC UTILITIES (1.2%)
Allete                                                1,249                 $52,595
Babcock & Brown Wind Partners                       715,200(c)              981,276
El Paso Electric                                     83,765(b)            1,869,636
Unisource Energy                                     18,933                 560,795
                                                                    ---------------
Total                                                                     3,464,302
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
Belden                                               24,941               1,212,382
Genlyte Group                                        19,500(b)            1,415,115
GrafTech Intl                                        61,352(b)            1,030,100
                                                                    ---------------
Total                                                                     3,657,597
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.7%)
Benchmark Electronics                                35,900(b)              900,372
Checkpoint Systems                                   13,710(b)              381,824
Dolby Laboratories Cl A                              10,360(b)              377,415
FARO Technologies                                    37,700(b)            1,515,917
Ingram Micro Cl A                                    82,000(b)            1,610,480
Littelfuse                                            7,606(b)              254,040
LoJack                                                7,554(b)              143,828
Measurement Specialties                              71,600(b)            1,727,708
Methode Electronics                                  28,657                 413,807
Mettler Toledo Intl                                  14,443(b)            1,362,119
RadiSys                                              67,600(b)              738,868
ScanSource                                           65,500(b)            1,814,350
SMART Modular Technologies WWH                       78,200(b)              856,290
Tech Data                                             2,693(b)              105,000
Tessco Technologies                                  10,795(b)              164,732
X-Rite                                               67,900                 970,970
                                                                    ---------------
Total                                                                    13,337,720
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Bristow Group                                         3,305(b)              143,272
CARBO Ceramics                                       24,100               1,127,880
Core Laboratories                                     6,200(b,c)            695,020
Grey Wolf                                           153,874(b)            1,021,723
GulfMark Offshore                                     6,484(b)              297,291
TETRA Technologies                                   49,550(b)              990,505
Trico Marine Services                                26,835(b)              881,798
                                                                    ---------------
Total                                                                     5,157,489
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Nash Finch                                            3,023                 113,393
Spartan Stores                                       13,704                 348,629
                                                                    ---------------
Total                                                                       462,022
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Corn Products Intl                                   20,215                 913,718
Darling Intl                                         24,984(b)              211,115
Fresh Del Monte Produce                                 699(c)               18,405
Imperial Sugar                                       21,963(e)              631,436
J&J Snack Foods                                      48,800               1,832,439
JM Smucker                                            2,356                 129,604
Seaboard                                                406                 844,074
                                                                    ---------------
Total                                                                     4,580,791
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GAS UTILITIES (1.3%)
AGL Resources                                         1,912                 $75,926
Energen                                              34,439               1,849,374
Northwest Natural Gas                                10,409                 483,602
SEMCO Energy                                         26,255(b)              199,801
UGI                                                  44,959               1,148,702
                                                                    ---------------
Total                                                                     3,757,405
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Analogic                                              3,656                 252,483
Conmed                                               17,092(b)              496,523
Dade Behring Holdings                                13,664               1,031,769
Greatbatch                                            3,496(b)              104,880
HealthTronics                                         6,953(b)               33,096
IDEXX Laboratories                                      246(b)               27,491
Kensey Nash                                          42,049(b)            1,002,028
Kinetic Concepts                                     17,362(b)            1,043,630
Kyphon                                               25,300(b)            1,691,810
Masimo                                                8,200(b)              172,200
Mentor                                               29,700               1,324,323
Nutraceutical Intl                                   10,384(b)              156,175
Symmetry Medical                                     60,000(b)              961,800
West Pharmaceutical Services                         12,159                 486,968
                                                                    ---------------
Total                                                                     8,785,176
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.2%)
Alliance Imaging                                      5,842(b)               51,468
Amedisys                                             58,100(b,e)          2,195,018
American Dental Partners                              8,668(b)              207,599
AMERIGROUP                                            5,813(b)              184,098
AMN Healthcare Services                              59,400(b)            1,059,102
Apria Healthcare Group                               36,908(b)              982,860
Centene                                               2,678(b)               54,122
Community Health Systems                             32,300(b)            1,121,779
HealthExtras                                         43,700(b)            1,228,407
HealthSpring                                         11,952(b)              223,383
LCA-Vision                                           68,100               2,339,234
Magellan Health Services                             26,829(b)            1,089,257
Matria Healthcare                                    33,604(b)              855,558
Molina Healthcare                                     1,684(b)               57,340
Psychiatric Solutions                                35,500(b)            1,308,530
Sierra Health Services                                1,582(b)               66,444
WellCare Health Plans                                20,491(b)            2,022,462
                                                                    ---------------
Total                                                                    15,046,661
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Eclipsys                                             47,200(b)            1,089,848
Omnicell                                             19,067(b)              460,277
Phase Forward                                        21,200(b)              378,208
                                                                    ---------------
Total                                                                     1,928,333
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
AFC Enterprises                                      17,610(b)              262,565
CBRL Group                                            4,200                 157,164
Choice Hotels Intl                                    4,323                 162,026
Churchill Downs                                      20,115               1,002,934
Denny's                                             250,700(b)              967,702
Interstate Hotels & Resorts                          59,449(b)              231,851
Jack in the Box                                       8,802(b)              547,660
Papa John's Intl                                     53,032(b)            1,344,893
PF Chang's China Bistro                              27,900(b)              941,067
Progressive Gaming Intl                              59,000(b)              302,080

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Red Robin Gourmet Burgers                            24,100(b)             $927,127
Triarc Companies Cl B                                 4,390                  67,430
                                                                    ---------------
Total                                                                     6,914,499
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
American Greetings Cl A                               9,953                 246,237
Avatar Holdings                                       3,998(b)              242,998
Blyth                                                 7,119                 159,181
Helen of Troy                                         3,995(b,c)             90,487
NVR                                                     867(b)              485,087
Snap-On                                               6,649                 325,668
Tempur-Pedic Intl                                       796                  23,004
Tupperware Brands                                    12,236                 376,746
Universal Electronics                                43,039(b)            1,248,132
                                                                    ---------------
Total                                                                     3,197,540
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
C Rokas                                              31,006(c)              827,893
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Teleflex                                             16,263               1,264,774
-----------------------------------------------------------------------------------

INSURANCE (5.5%)
Allied World Assurance Holdings                       2,419(c)              116,160
American Financial Group                             21,864                 616,565
American Safety Insurance Holdings                    3,233(b,c)             63,981
Argo Group Intl                                       2,071(b,c)             84,441
Aspen Insurance Holdings                             85,496(c)            2,145,095
Assured Guaranty                                     35,100(c)              915,057
Endurance Specialty Holdings                         27,680(c)            1,103,602
FBL Financial Group Cl A                                480                  18,782
First Acceptance                                     23,800(b)              200,158
FPIC Insurance Group                                 27,800(b)            1,115,614
HCC Insurance Holdings                               75,066               2,072,572
Hilb Rogal & Hobbs                                   51,800               2,419,059
James River Group                                       718                  23,909
NYMAGIC                                               2,908                  87,414
Odyssey Re Holdings                                  16,486                 597,123
Philadelphia Consolidated Holding                     2,003(b)               80,160
Platinum Underwriters Holdings                       33,856(c)            1,174,126
ProAssurance                                         23,400(b)            1,230,372
Reinsurance Group of America                         27,250               1,479,948
RenaissanceRe Holdings                                  378(c)               21,652
Tower Group                                          18,600                 467,046
                                                                    ---------------
Total                                                                    16,032,836
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
FTD Group                                             4,375                  77,744
PC Mall                                              12,867(b)              157,878
PetMed Express                                       31,500(b)              472,185
Priceline.com                                         9,407(b)              780,593
Systemax                                              9,758                 181,499
                                                                    ---------------
Total                                                                     1,669,899
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET SOFTWARE & SERVICES (1.3%)
Chordiant Software                                   14,129(b)             $211,087
Open Text                                             2,413(b,c)             60,011
S1                                                  129,400(b)            1,009,320
Visual Sciences                                      52,700(b)              971,261
Websense                                             72,600(b)            1,493,383
                                                                    ---------------
Total                                                                     3,745,062
-----------------------------------------------------------------------------------

IT SERVICES (2.0%)
Acxiom                                               33,019                 808,966
CGI Group Cl A                                        3,520(b,c)             38,826
Convergys                                            14,835(b)              248,486
Global Payments                                      47,400               1,871,351
Lionbridge Technologies                             105,000(b)              430,500
Sapient                                             175,100(b)            1,127,644
SRA Intl Cl A                                        28,300(b)              798,343
Sykes Enterprises                                    30,000(b)              494,700
                                                                    ---------------
Total                                                                     5,818,816
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
JAKKS Pacific                                        12,285(b)              276,044
Polaris Inds                                          2,355                 112,451
Sturm, Ruger & Co                                    42,144(b)              768,707
                                                                    ---------------
Total                                                                     1,157,202
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Exelixis                                             50,300(b)              565,875
ICON ADR                                             30,200(b,c)          1,379,536
Invitrogen                                           10,574(b)              823,715
PerkinElmer                                          57,900               1,587,039
Techne                                               17,100(b)            1,077,471
Varian                                               10,862(b)              651,937
                                                                    ---------------
Total                                                                     6,085,573
-----------------------------------------------------------------------------------

MACHINERY (3.6%)
Accuride                                             24,296(b)              315,119
Actuant Cl A                                         34,000               2,073,660
Bucyrus Intl Cl A                                    27,900               1,743,471
Clarcor                                              39,200               1,517,824
EnPro Inds                                           39,239(b)            1,639,798
Flow Intl                                            54,800(b)              449,908
Gardner Denver                                       17,400(b)              694,434
Graco                                                43,000               1,737,630
Manitowoc                                             1,116                  88,711
Mueller Inds                                          1,044                  36,164
Robbins & Myers                                       1,430                  77,477
                                                                    ---------------
Total                                                                    10,374,196
-----------------------------------------------------------------------------------

MARINE (0.1%)
Kirby                                                 8,615(b)              329,782
-----------------------------------------------------------------------------------

MEDIA (2.8%)
Charter Communications Cl A                         366,200(b)            1,018,036
DreamWorks Animation SKG Cl A                        51,600(b)            1,591,859
Entravision Communications Cl A                     158,600(b)            1,428,986
Harris Interactive                                  136,800(b)              589,608
Lions Gate Entertainment                             25,303(b,c)            240,379
LodgeNet Entertainment                               31,600(b)              827,920
Regal Entertainment Group Cl A                       22,918                 516,572
Sinclair Broadcast Group Cl A                        39,276                 489,379

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
TiVo                                                203,082(b,e)         $1,143,352
Westwood One                                         50,711                 146,555
                                                                    ---------------
Total                                                                     7,992,646
-----------------------------------------------------------------------------------

METALS & MINING (2.9%)
AK Steel Holding                                     10,061(b)              402,440
Brush Engineered Materials                           25,500(b)            1,231,650
Carpenter Technology                                 12,200               1,425,448
Century Aluminum                                     20,400(b)            1,003,272
Claymont Steel Holdings                              18,800(b)              393,860
Commercial Metals                                    36,200               1,045,818
Haynes Intl                                           7,900(b)              659,887
Hecla Mining                                         24,078(b)              180,585
Northgate Minerals                                   25,888(b,c)             77,664
Reliance Steel & Aluminum                            26,200               1,387,814
Ryerson                                              18,888                 629,726
                                                                    ---------------
Total                                                                     8,438,164
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Big Lots                                             31,344(b)              933,111
Dollar Tree Stores                                   10,712(b)              465,436
                                                                    ---------------
Total                                                                     1,398,547
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.9%)
Arena Resources                                       5,300(b)              325,208
Berry Petroleum Cl A                                 31,900               1,087,152
Comstock Resources                                   82,200(b)            2,262,965
Delek US Holdings                                     2,340                  64,163
EXCO Resources                                      112,700(b)            1,893,360
Foundation Coal Holdings                             24,900                 844,608
Frontier Oil                                          1,901                  77,998
Holly                                                 9,040                 602,516
MarkWest Hydrocarbon                                  6,988                 351,427
OPTI Canada                                          50,900(b,c)            939,897
Parallel Petroleum                                   19,500(b)              344,955
Tesoro                                               16,189                 798,603
Uranium One                                          68,385(b,c)            743,414
Whiting Petroleum                                    24,900(b)              925,284
                                                                    ---------------
Total                                                                    11,261,550
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                 39,330(b)              612,368
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.1%)
NBTY                                                 22,146(b)              812,758
Nu Skin Enterprises Cl A                             72,000               1,120,320
USANA Health Sciences                                29,200(b,e)          1,111,936
                                                                    ---------------
Total                                                                     3,045,014
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Axcan Pharma                                          2,300(b,c)             43,884
King Pharmaceuticals                                 53,319(b)              801,385
Medicines                                            34,000(b)              567,800
Perrigo                                              53,000               1,097,629
POZEN                                                 9,342(b)               93,327
ViroPharma                                           19,811(b)              196,327
Watson Pharmaceuticals                                1,573(b)               46,907
XenoPort                                              2,762(b)              114,706
                                                                    ---------------
Total                                                                     2,961,965
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.8%)
Agree Realty                                            665                 $20,283
American Campus Communities                          37,200               1,054,248
Capital Trust Cl A                                    8,385                 290,624
Equity Lifestyle Properties                          16,456                 801,407
Gramercy Capital                                     31,910                 802,537
Redwood Trust                                        22,800(e)              851,124
Taubman Centers                                      25,106               1,294,967
                                                                    ---------------
Total                                                                     5,115,190
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Jones Lang LaSalle                                    1,745                 194,882
-----------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Arkansas Best                                         4,003                 143,708
Celadon Group                                        43,500(b)              678,600
Heartland Express                                     9,361                 145,751
JB Hunt Transport Services                           25,300                 727,881
Kansas City Southern                                 11,714(b)              355,988
Knight Transportation                                 9,083                 167,036
Landstar System                                       8,802                 378,574
Old Dominion Freight Line                             4,147(b)              119,434
Vitran                                               14,600(b,c)            305,140
Werner Enterprises                                   52,000                 967,720
YRC Worldwide                                        26,700(b)              822,627
                                                                    ---------------
Total                                                                     4,812,459
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Energy Inds                                  9,318(b)              151,231
Amkor Technology                                     29,639(b)              341,441
Applied Micro Circuits                               10,600(b)               30,210
ASM Intl                                              6,618(c)              180,407
Asyst Technologies                                    3,120(b)               18,314
Cypress Semiconductor                                52,300(b)            1,309,592
MKS Instruments                                       9,947(b)              219,232
Novellus Systems                                      7,573(b)              207,273
ON Semiconductor                                    263,599(b)            3,089,380
Power Integrations                                   59,700(b)            1,671,003
Semtech                                              73,800(b)            1,316,592
Trident Microsystems                                 53,000(b)              780,690
Trina Solar ADR                                      20,725(b,c)            970,345
Verigy                                               34,700(b,c)            916,774
                                                                    ---------------
Total                                                                    11,202,484
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (2.1%)
American Software Cl A                                1,757                 $19,872
Epicor Software                                      94,000(b)            1,250,200
Magma Design Automation                               3,190(b)               43,831
Moldflow                                              1,065(b)               17,594
Red Hat                                             100,200(b)            1,948,889
Solera Holdings                                      55,100(b)            1,007,228
SPSS                                                 15,317(b)              624,168
Sybase                                               40,979(b)              944,566
TeleCommunication Systems Cl A                       26,787(b)              109,559
                                                                    ---------------
Total                                                                     5,965,907
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Borders Group                                        56,500                 847,500
Citi Trends                                          17,100(b)              371,754
Dress Barn                                           39,374(b)              689,045
Gymboree                                             30,071(b)            1,205,546
Jo-Ann Stores                                        30,191(b)              679,298
Jos A Bank Clothiers                                  7,315(b)              220,547
Men's Wearhouse                                      11,018                 558,392
Mothers Work                                          6,928(b)              141,678
Penske Automotive Group                              64,200               1,265,382
Select Comfort                                      151,450(b,e)          2,597,367
Urban Outfitters                                     41,000(b)              938,900
                                                                    ---------------
Total                                                                     9,515,409
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Deckers Outdoor                                       5,418(b)              510,321
Maidenform Brands                                     2,413(b)               41,118
Perry Ellis Intl                                      9,271(b)              253,006
Phillips-Van Heusen                                  18,900               1,100,547
Skechers USA Cl A                                    39,300(b)              779,319
Warnaco Group                                        11,709(b)              408,644
                                                                    ---------------
Total                                                                     3,092,955
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
BankUnited Financial Cl A                             1,808                  30,917
Brookline Bancorp                                    43,408                 543,034
Charter Financial                                       428                  19,786

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
THRIFTS & MORTGAGE FINANCE (CONT.)
City Bank                                             1,884                 $57,933
Corus Bankshares                                     16,761(e)              223,927
Delta Financial                                       7,128(e)               38,705
FirstFed Financial                                    6,435(b)              323,359
Imperial Capital Bancorp                              2,777                  96,084
Ocwen Financial                                      32,849(b)              308,124
WSFS Financial                                          332                  20,000
                                                                    ---------------
Total                                                                     1,661,869
-----------------------------------------------------------------------------------

TOBACCO (0.1%)
Loews-Carolina Group                                  2,083(d)              158,558
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.9%)
Beacon Roofing Supply                               163,286(b,e)          1,902,282
GATX                                                 20,400                 889,440
Rush Enterprises Cl A                                36,800(b)              933,248
Watsco                                               36,900               1,775,628
                                                                    ---------------
Total                                                                     5,500,598
-----------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
COPASA                                               29,300(c)              461,688
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rural Cellular Cl A                                   4,081(b)              175,320
Syniverse Holdings                                    3,040(b)               42,955
                                                                    ---------------
Total                                                                       218,275
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $254,368,944)                                                   $277,847,741
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 17,412,393(g)          $17,412,393
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $17,412,393)                                                     $17,412,393
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $271,781,337)(h)                                                $295,260,134
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 6.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At Aug. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.9% of net assets. 3.2% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $271,781,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $37,522,000
Unrealized depreciation                                              (14,043,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $23,479,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE SMALL CAP VALUE FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (88.1%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (0.8%)
Ceradyne                                             22,200(b)           $1,604,616
Hexcel                                              148,300(b,d)          3,231,457
Orbital Sciences                                     80,700(b)            1,772,172
                                                                    ---------------
Total                                                                     6,608,245
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Pacer Intl                                           25,300                 546,986
-----------------------------------------------------------------------------------
AIRLINES (2.3%)
Air France-KLM ADR                                  286,770(c)           11,921,029
Alaska Air Group                                    281,200(b)            6,979,384
SkyWest                                              37,300                 937,349
                                                                    ---------------
Total                                                                    19,837,762
-----------------------------------------------------------------------------------
AUTO COMPONENTS (3.3%)
Aftermarket Technology                              104,000(b)            3,110,640
American Axle & Mfg Holdings                        378,500               8,826,620
Cooper Tire & Rubber                                 31,100                 760,084
Lear                                                300,700(b)            8,789,461
Modine Mfg                                           26,300                 737,715
Superior Inds Intl                                  110,098(d)            2,188,748
Visteon                                             569,000(b)            3,061,220
                                                                    ---------------
Total                                                                    27,474,488
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Thor Inds                                            75,700               3,330,043
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Cl A                                     30,700(b)            1,496,932
Central European Distribution                         7,200(b)              315,792
                                                                    ---------------
Total                                                                     1,812,724
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Applera-Celera Group                                 87,500(b,g)          1,152,375
Savient Pharmaceuticals                              50,900(b)              670,862
                                                                    ---------------
Total                                                                     1,823,237
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Ares Capital                                         32,900                 540,218
Knight Capital Group Cl A                           122,000(b)            1,676,280
SWS Group                                            31,300                 555,262
                                                                    ---------------
Total                                                                     2,771,760
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHEMICALS (2.7%)
CF Inds Holdings                                     40,900              $2,590,197
Landec                                              203,005(b)            2,740,568
Olin                                                 81,000               1,736,640
PolyOne                                             989,500(b)            7,945,685
RPM Intl                                            147,000               3,328,080
Sensient Technologies                                28,900                 782,901
Spartech                                             66,500               1,440,390
Terra Inds                                           55,700(b)            1,446,529
WR Grace & Co                                        18,400(b)              411,056
                                                                    ---------------
Total                                                                    22,422,046
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (6.0%)
1st Source                                           15,600                 366,756
BancFirst                                             8,300                 374,247
Bank of Hawaii                                       88,400               4,544,644
Boston Private Financial Holdings                   156,700               4,254,405
Capitol Bancorp                                      11,700                 294,723
Cathay General Bancorp                              123,000               3,998,730
Chemical Financial                                   16,000                 405,120
Citizens Republic Bancorp                            79,906               1,408,743
City Holding                                         23,100                 854,238
Community Bank System                                84,900               1,707,339
Cullen/Frost Bankers                                 58,002               2,991,743
CVB Financial                                       321,000               3,823,110
First Financial Bancorp                              45,600                 615,144
First Merchants                                      11,400                 241,566
FirstMerit                                           73,500               1,420,020
Frontier Financial                                   47,000               1,155,260
Hancock Holding                                      11,500                 460,000
Harleysville Natl                                    12,900                 215,559
Independent Bank                                     40,186                 470,578
Intl Bancshares                                     153,800               3,540,476
Irwin Financial                                      32,200                 342,930
Natl Penn Bancshares                                 66,160               1,174,340
Pacific Capital Bancorp                              63,700               1,606,514
Park Natl                                             3,500                 318,220
Prosperity Bancshares                                90,500               3,056,185
S.Y. Bancorp                                         14,800                 392,348
Security Bank                                        33,900                 466,803
Simmons First Natl Cl A                              19,400                 527,292
Sterling Bancshares                                  78,450                 896,684
Sterling Financial                                   34,400                 876,168
Superior Bancorp                                    198,000(b)            1,861,200
Susquehanna Bancshares                               66,700               1,311,322

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Taylor Capital Group                                 12,700                $380,238
Trustmark                                             8,600                 242,864
Umpqua Holdings                                      66,400               1,440,880
United Community Banks                               48,000               1,165,920
W Holding                                           919,000(c,d)          2,150,460
                                                                    ---------------
Total                                                                    51,352,769
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.4%)
ABM Inds                                             45,100               1,054,438
Comfort Systems USA                                  11,700                 170,235
Deluxe                                               21,300                 809,826
Ennis                                                38,500                 837,375
G&K Services Cl A                                    61,600               2,565,640
IKON Office Solutions                               144,300               2,025,972
Navigant Consulting                                 243,300(b)            4,294,245
Pike Electric                                       161,300(b)            3,048,570
Schawk                                              110,000               2,376,000
School Specialty                                    127,700(b)            4,653,388
Spherion                                            151,900(b)            1,342,796
United Stationers                                    47,500(b)            2,803,450
Viad                                                 50,300               1,798,225
Waste Inds USA                                       21,500                 697,675
                                                                    ---------------
Total                                                                    28,477,835
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.8%)
3Com                                              2,046,000(b)            7,672,500
Anaren                                               93,100(b)            1,311,779
ARRIS Group                                          80,500(b)            1,221,990
C-COR                                                39,900(b)              459,249
CommScope                                            27,000(b)            1,528,200
EMS Technologies                                     18,400(b)              451,536
Oplink Communications                               109,000(b)            1,420,270
UTStarcom                                           377,600(b)            1,147,904
                                                                    ---------------
Total                                                                    15,213,428
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.5%)
Avid Technology                                     145,000(b,d)          4,470,350
Brocade Communications Systems                      162,800(b)            1,139,600
Diebold                                             166,200               7,291,194
Electronics for Imaging                             156,000(b)            4,068,480
Hutchinson Technology                               168,400(b)            3,874,884
                                                                    ---------------
Total                                                                    20,844,508
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                          61,400(b)           $1,924,890
Insituform Technologies Cl A                        267,900(b)            4,417,671
Perini                                               27,500(b)            1,556,500
                                                                    ---------------
Total                                                                     7,899,061
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                                         26,850                 702,933
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
AptarGroup                                            8,400                 305,172
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Audiovox Cl A                                        62,200(b)              649,990
Building Materials Holding                           24,700                 365,560
                                                                    ---------------
Total                                                                     1,015,550
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Corinthian Colleges                                 186,000(b)            2,615,160
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Financial Federal                                    58,500               1,784,835
Interactive Brokers Group Cl A                       11,300(b)              302,388
iShares Russell 2000 Value Index Fund                15,000               1,150,200
                                                                    ---------------
Total                                                                     3,237,423
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Alaska Communications Systems Group                 119,000               1,625,540
General Communication Cl A                          368,000(b)            4,655,200
                                                                    ---------------
Total                                                                     6,280,740
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
El Paso Electric                                     75,400(b)            1,682,928
ITC Holdings                                         69,000               3,069,120
MGE Energy                                           37,500               1,235,250
Portland General Electric                             9,100                 241,969
Unisource Energy                                     12,600                 373,212
Westar Energy                                        45,800               1,112,482
                                                                    ---------------
Total                                                                     7,714,961
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
AMETEK                                               73,000               2,919,270
Belden                                                6,500                 315,965
Encore Wire                                          22,600                 587,600
GrafTech Intl                                       134,000(b)            2,249,860
Regal-Beloit                                        168,600               8,515,986
Thomas & Betts                                       12,600(b)              697,914
                                                                    ---------------
Total                                                                    15,286,595
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
Anixter Intl                                         23,000(b)            1,765,710
Benchmark Electronics                               160,000(b)            4,012,800
Checkpoint Systems                                    8,600(b)              239,510
Coherent                                            141,000(b)            4,242,690
CTS                                                  35,900                 466,341
Littelfuse                                          201,800(b)            6,740,120
Mercury Computer Systems                            247,900(b)            2,835,976
Plexus                                              611,400(b)           14,532,978
ScanSource                                           21,300(b)              590,010
SYNNEX                                               26,600(b)              529,872

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Tech Data                                            85,000(b)           $3,314,150
Vishay Intertechnology                              437,400(b)            5,786,802
                                                                    ---------------
Total                                                                    45,056,959
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Oceaneering Intl                                     49,000(b)            3,290,840
Oil States Intl                                      60,800(b)            2,565,760
TETRA Technologies                                  198,000(b)            3,958,020
Trico Marine Services                                43,800(b)            1,439,268
                                                                    ---------------
Total                                                                    11,253,888
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Ingles Markets Cl A                                  48,200               1,451,302
Performance Food Group                               97,100(b)            2,761,524
                                                                    ---------------
Total                                                                     4,212,826
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Imperial Sugar                                       56,700(d)            1,630,125
J&J Snack Foods                                      84,000               3,154,200
                                                                    ---------------
Total                                                                     4,784,325
-----------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
New Jersey Resources                                 88,300               4,324,934
Piedmont Natural Gas                                 91,100(d)            2,405,040
South Jersey Inds                                     6,000                 203,460
                                                                    ---------------
Total                                                                     6,933,434
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Advanced Medical Optics                             119,000(b)            3,420,060
Conmed                                               30,300(b)              880,215
Cooper Companies                                     68,600               3,344,936
ICU Medical                                         110,000(b)            4,159,100
Merit Medical Systems                                16,500(b)              202,290
                                                                    ---------------
Total                                                                    12,006,601
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.3%)
AMERIGROUP                                           48,200(b)            1,526,494
Apria Healthcare Group                               70,700(b)            1,882,741
Chemed                                               48,500               3,008,940
Gentiva Health Services                              12,700(b)              263,398
Magellan Health Services                            105,614(b)            4,287,928
                                                                    ---------------
Total                                                                    10,969,501
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Jack in the Box                                       9,100(b)              566,202
Lodgian                                             452,548(b)            5,534,662
Papa John's Intl                                    123,200(b)            3,124,352
Ruby Tuesday                                         66,900               1,481,835
                                                                    ---------------
Total                                                                    10,707,051
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
American Greetings Cl A                              60,300               1,491,822
Avatar Holdings                                      25,000(b,d)          1,519,500
Champion Enterprises                                596,300(b)            6,887,265
Helen of Troy                                       185,900(b,c)          4,210,635
Jarden                                                   --(b)                   10
                                                                    ---------------
Total                                                                    14,109,232
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Sequa Cl A                                            5,200(b)              853,580
-----------------------------------------------------------------------------------

INSURANCE (4.7%)
American Natl Insurance                              27,300               3,441,165
American Physicians Capital                          49,050(b)            1,948,266

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Amerisafe                                            24,000(b)             $394,800
Aspen Insurance Holdings                             22,600(c)              567,034
Commerce Group                                       56,600               1,804,408
Horace Mann Educators                                15,800                 305,572
IPC Holdings                                        240,900(c)            6,123,678
Max Capital Group                                    14,600(c)              400,916
Odyssey Re Holdings                                  46,700               1,691,474
Phoenix Companies                                   145,400               2,013,790
Presidential Life                                    11,400                 197,220
Quanta Capital Holdings                           1,317,600(b,c)          3,544,344
RLI                                                  36,100               2,171,415
Safety Insurance Group                               12,900                 440,406
SeaBright Insurance Holdings                         26,338(b)              453,804
Selective Insurance Group                           222,000               4,684,200
StanCorp Financial Group                             62,500               2,943,750
Stewart Information Services                        144,300               5,347,758
Universal American Financial                         20,900(b)              433,884
Zenith Natl Insurance                                 9,600                 413,856
                                                                    ---------------
Total                                                                    39,321,740
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
FTD Group                                            57,000               1,012,890
Systemax                                             39,600(d)              736,560
ValueVision Media Cl A                               95,000(b)              800,850
                                                                    ---------------
Total                                                                     2,550,300
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
Interwoven                                          115,100(b)            1,499,753
RealNetworks                                        115,700(b)              720,811
Vignette                                            111,100(b)            2,167,561
                                                                    ---------------
Total                                                                     4,388,125
-----------------------------------------------------------------------------------

IT SERVICES (2.5%)
CACI Intl Cl A                                       82,000(b)            4,183,640
Ciber                                               143,300(b)            1,136,369
MAXIMUS                                             200,600               8,581,668
MPS Group                                           121,300(b)            1,669,088
Sykes Enterprises                                    90,200(b)            1,487,398
Unisys                                              530,000(b)            3,906,100
                                                                    ---------------
Total                                                                    20,964,263
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (2.0%)
Arctic Cat                                           39,000                 659,490
Brunswick                                           239,800               6,030,970
Head                                                755,200(b,c)          2,983,040
MarineMax                                           203,300(b)            3,728,522
Nautilus                                             28,600(d)              272,272
Polaris Inds                                          4,300                 205,325
RC2                                                  96,000(b)            2,931,840
                                                                    ---------------
Total                                                                    16,811,459
-----------------------------------------------------------------------------------

MACHINERY (5.2%)
Cascade                                               4,700                 345,967
Columbus McKinnon                                    21,900(b)              595,023
Federal Signal                                       40,600                 621,180
Flowserve                                           120,800               8,626,328
Harsco                                              137,500               7,651,875
Kadant                                               49,000(b)            1,396,500
Kaydon                                              200,300              10,575,840

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Terex                                               143,000(b)          $11,422,840
Watts Water Technologies Cl A                        79,000               2,798,180
                                                                    ---------------
Total                                                                    44,033,733
-----------------------------------------------------------------------------------

MARINE (0.8%)
Horizon Lines Cl A                                   19,400                 547,274
Kirby                                               156,700(b)            5,998,476
                                                                    ---------------
Total                                                                     6,545,750
-----------------------------------------------------------------------------------

MEDIA (1.6%)
Belo Cl A                                           114,200               1,968,808
Central European Media Enterprises Series A          45,500(b,c)          4,195,100
Interactive Data                                      8,800                 240,592
Lakes Entertainment                                  37,400(b)              405,416
Marvel Entertainment                                 48,100(b)            1,087,060
Media General Cl A                                   21,100                 589,112
Mediacom Communications Cl A                         39,800(b)              340,290
Sinclair Broadcast Group Cl A                        29,700                 370,062
Valassis Communications                             449,500(b)            4,099,440
                                                                    ---------------
Total                                                                    13,295,880
-----------------------------------------------------------------------------------

METALS & MINING (2.1%)
Century Aluminum                                    132,200(b)            6,501,596
Cleveland-Cliffs                                     27,100               2,066,917
Ryerson                                              24,000                 800,160
Steel Dynamics                                       43,700               1,895,706
Stillwater Mining                                   695,800(b)            6,533,562
                                                                    ---------------
Total                                                                    17,797,941
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                             49,300(b)            1,467,661
Dillard's Cl A                                      324,600               7,706,004
Fred's                                               20,000                 208,000
                                                                    ---------------
Total                                                                     9,381,665
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Avista                                              256,484               5,019,392
CH Energy Group                                      37,700               1,782,079
PNM Resources                                        44,300               1,024,216
                                                                    ---------------
Total                                                                     7,825,687
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
Callon Petroleum                                     60,100(b)              729,013
Comstock Resources                                   24,000(b)              660,720
Encore Acquisition                                  179,300(b)            4,982,747
EXCO Resources                                      254,800(b)            4,280,640
Holly                                                 6,800                 453,220
Mariner Energy                                       41,200(b)              863,964
Quicksilver Resources                                95,000(b)            3,795,250
Rosetta Resources                                    19,500(b)              327,210
Stone Energy                                        155,200(b)            5,113,840
Tsakos Energy Navigation                             48,700(c)            3,315,009
USEC                                                263,038(b)            3,522,079
Western Refining                                     32,600               1,689,984
                                                                    ---------------
Total                                                                    29,733,676
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PAPER & FOREST PRODUCTS (1.0%)
Glatfelter                                          250,000              $3,690,000
Mercer Intl                                         135,700(b)            1,213,158
Neenah Paper                                         97,000               3,364,930
                                                                    ---------------
Total                                                                     8,268,088
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                                 47,400(b)            1,739,580
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Sciele Pharma                                        78,200(b)            1,804,856
ViroPharma                                          119,500(b)            1,184,245
                                                                    ---------------
Total                                                                     2,989,101
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Arbor Realty Trust                                   51,000               1,021,020
Ashford Hospitality Trust                           150,500               1,641,955
Capital Trust Cl A                                    9,700                 336,202
Deerfield Triarc Capital                             65,200                 570,500
Extra Space Storage                                 115,200               1,770,624
FelCor Lodging Trust                                 61,400               1,347,116
Franklin Street Properties                           50,800                 876,300
Inland Real Estate                                   75,700               1,171,836
Investors Real Estate Trust                          51,900                 542,355
Kite Realty Group Trust                              18,700                 317,526
Medical Properties Trust                             67,100                 903,837
Nationwide Health Properties                         61,000               1,692,750
Natl Retail Properties                               61,500               1,444,635
Omega Healthcare Investors                           40,100                 597,089
Ramco-Gershenson Properties Trust                    50,700               1,635,075
Realty Income                                        29,800                 804,600
Resource Capital                                     50,800                 609,600
Universal Health Realty Income Trust                  8,900                 298,328
                                                                    ---------------
Total                                                                    17,581,348
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
MI Developments Cl A                                323,500(c,d)         10,222,600
-----------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Covenant Transportation Group Cl A                  106,600(b)              673,712
Genesee & Wyoming Cl A                                9,300(b)              254,634
Landstar System                                      59,800               2,571,998
Saia                                                 59,200(b)            1,112,368
USA Truck                                           153,700(b)            2,465,348
                                                                    ---------------
Total                                                                     7,078,060
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Advanced Energy Inds                                 93,100(b)            1,511,013
Brooks Automation                                   400,900(b)            5,672,735
Entegris                                            151,654(b)            1,431,614
Integrated Silicon Solution                         587,800(b)            3,644,360
MKS Instruments                                      20,300(b)              447,412
Pericom Semiconductor                                20,500(b)              236,160
Semiconductor Mfg Intl ADR                        1,746,800(b,c)         10,201,312
Spansion Cl A                                       736,100(b)            6,698,510
                                                                    ---------------
Total                                                                    29,843,116
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (2.4%)
Business Objects ADR                                111,000(b,c)         $4,874,010
Manhattan Associates                                 53,900(b)            1,556,632
Mentor Graphics                                     568,000(b)            7,929,280
MSC.Software                                        298,000(b)            3,769,700
TIBCO Software                                      226,400(b)            1,790,824
                                                                    ---------------
Total                                                                    19,920,446
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.5%)
Asbury Automotive Group                              77,500               1,675,550
Books-A-Million                                      34,900                 464,868
Borders Group                                       243,000               3,645,000
Charming Shoppes                                     22,500(b)              203,400
Children's Place Retail Stores                      160,000(b)            4,601,600
CSK Auto                                             57,900(b)              765,438
Dress Barn                                           19,200(b)              336,000
Group 1 Automotive                                  108,000               3,786,480
Jo-Ann Stores                                        16,900(b)              380,250
Men's Wearhouse                                     185,500               9,401,140
Select Comfort                                      262,000(b,d)          4,493,300
                                                                    ---------------
Total                                                                    29,753,026
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Fossil                                               49,200(b)            1,648,692
Kellwood                                             21,300                 419,610
Maidenform Brands                                    12,600(b)              214,704
Perry Ellis Intl                                     50,100(b)            1,367,229
UniFirst                                             90,000               3,724,200
Warnaco Group                                         4,800(b)              167,520
Wolverine World Wide                                346,600               9,112,114
                                                                    ---------------
Total                                                                    16,654,069
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
BankUnited Financial Cl A                            67,100               1,147,410
Corus Bankshares                                     71,500(d)              955,240
FirstFed Financial                                   10,100(b)              507,525
Imperial Capital Bancorp                             13,900                 480,940
KNBT Bancorp                                         90,700               1,334,197
Ocwen Financial                                      99,500(b)              933,310
PFF Bancorp                                           9,800                 171,696
TierOne                                              11,900                 266,798
Trustco Bank NY                                     382,000(d)            4,270,760
WSFS Financial                                       17,100               1,030,104
                                                                    ---------------
Total                                                                    11,097,980
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                      51,600               1,650,168
Houston Wire & Cable                                 27,800                 513,466
Huttig Building Products                            344,000(b)            2,067,440
                                                                    ---------------
Total                                                                     4,231,074
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
iPCS                                                104,038               3,524,807
USA Mobility                                         22,400(b)              413,280
                                                                    ---------------
Total                                                                     3,938,087
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $708,889,014)                                                   $744,427,617
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

OTHER (0.3%)
ISSUER                                            SHARES                      VALUE(A)
Air France-KLM ADR Warrants                         260,700(b,c,f)          $2,698,245
--------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                 $2,698,245
--------------------------------------------------------------------------------------

MONEY MARKET FUND (15.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                126,584,900(h)         $126,584,900
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $126,584,900)                                                   $126,584,900
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $835,473,914)(i)                                                $873,710,762
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 8.0% of net assets.

(d)  At Aug. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.8% of net assets. 11.2% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Air France-KLM ADR                                                     05-05-04                   $--
  Warrants

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $835,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $104,179,000
Unrealized depreciation                                               (65,942,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $38,237,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                             RIVERSOURCE VALUE FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.6%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (1.0%)
Boeing                                               13,400              $1,295,780
Rockwell Collins                                     26,700               1,838,829
                                                                    ---------------
Total                                                                     3,134,609
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                           23,500               1,782,710
-----------------------------------------------------------------------------------

AIRLINES (1.0%)
Delta Air Lines                                     189,200(b)            3,193,696
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber                               33,100(b)              915,546
-----------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                          201,900               1,576,839
-----------------------------------------------------------------------------------

BEVERAGES (4.6%)
Anheuser-Busch Companies                             20,600               1,017,640
Coca-Cola                                           130,200               7,002,156
Coca-Cola Enterprises                               291,834               6,951,486
                                                                    ---------------
Total                                                                    14,971,282
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.5%)
Amgen                                                35,100(b)            1,758,861
-----------------------------------------------------------------------------------

CAPITAL MARKETS (7.3%)
Bank of New York Mellon                             325,155              13,146,017
Charles Schwab                                      127,600               2,526,480
Merrill Lynch & Co                                   29,700               2,188,890
Morgan Stanley                                       86,400               5,388,768
                                                                    ---------------
Total                                                                    23,250,155
-----------------------------------------------------------------------------------

CHEMICALS (1.6%)
Monsanto                                             45,378               3,164,662
Praxair                                              26,800               2,027,688
                                                                    ---------------
Total                                                                     5,192,350
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
Fifth Third Bancorp                                  42,200               1,506,118
PNC Financial Services Group                         31,900               2,244,803
SunTrust Banks                                       38,900               3,063,375
Wells Fargo & Co                                    108,400               3,960,936
                                                                    ---------------
Total                                                                    10,775,232
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                     36,243               1,365,274
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (4.4%)
Cisco Systems                                       128,200(b)           $4,092,144
Corning                                             110,000               2,570,700
Juniper Networks                                    147,000(b)            4,839,240
QUALCOMM                                             67,700               2,700,553
                                                                    ---------------
Total                                                                    14,202,637
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (6.6%)
Hewlett-Packard                                     149,600               7,382,760
IBM                                                  13,619               1,589,201
Sun Microsystems                                  2,293,889(b)           12,295,245
                                                                    ---------------
Total                                                                    21,267,206
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.1%)
Bank of America                                      87,500               4,434,500
Citigroup                                           254,200              11,916,896
JPMorgan Chase & Co                                 139,196               6,197,006
                                                                    ---------------
Total                                                                    22,548,402
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
AT&T                                                270,997              10,804,650
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
FPL Group                                            34,152               2,009,504
PPL                                                  61,985               2,991,396
                                                                    ---------------
Total                                                                     5,000,900
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.6%)
Emerson Electric                                    136,600               6,724,818
Rockwell Automation                                  22,700               1,599,442
                                                                    ---------------
Total                                                                     8,324,260
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Schlumberger                                         27,449               2,648,829
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.0%)
CVS Caremark                                        131,600               4,977,112
Kroger                                               99,754               2,651,461
SUPERVALU                                           129,443               5,456,022
Wal-Mart Stores                                      74,990               3,271,814
                                                                    ---------------
Total                                                                    16,356,409
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
Kraft Foods Cl A                                    234,051               7,503,675
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Boston Scientific                                   150,508(b)            1,931,018
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (0.4%)
Fortune Brands                                       16,300              $1,354,367
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.7%)
Procter & Gamble                                    136,280               8,900,447
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.9%)
3M                                                   32,890               2,992,661
General Electric                                    331,222              12,874,599
                                                                    ---------------
Total                                                                    15,867,260
-----------------------------------------------------------------------------------

INSURANCE (3.9%)
American Intl Group                                  97,916               6,462,456
Aon                                                  99,875               4,326,585
Hartford Financial Services Group                    21,877               1,945,084
                                                                    ---------------
Total                                                                    12,734,125
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.9%)
IAC/InterActiveCorp                                 223,907(b)            6,222,376
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Paychex                                              59,200               2,630,256
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
Eaton                                                24,515               2,309,803
-----------------------------------------------------------------------------------

MEDIA (1.4%)
News Corp Cl B                                       92,260               2,005,732
Time Warner                                         136,500               2,590,770
                                                                    ---------------
Total                                                                     4,596,502
-----------------------------------------------------------------------------------

METALS & MINING (3.5%)
Barrick Gold                                        185,665(c)            6,037,826
Freeport-McMoRan Copper & Gold                       60,400               5,280,168
                                                                    ---------------
Total                                                                    11,317,994
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
PG&E                                                 83,328               3,708,096
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.7%)
Devon Energy                                         21,600               1,626,696
Exxon Mobil                                         176,980              15,172,495
Spectra Energy                                       71,295               1,657,609
                                                                    ---------------
Total                                                                    18,456,800
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (7.5%)
Abbott Laboratories                                 126,050              $6,543,255
Bristol-Myers Squibb                                137,064               3,995,416
Eli Lilly & Co                                       70,000               4,014,500
Teva Pharmaceutical Inds ADR                        126,161(c)            5,424,923
Wyeth                                                87,900               4,069,770
                                                                    ---------------
Total                                                                    24,047,864
-----------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Canadian Natl Railway                                15,800(c)              831,870
Hertz Global Holdings                               213,542(b)            4,721,414
                                                                    ---------------
Total                                                                     5,553,284
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Altera                                              120,100              $2,859,581
Intel                                                88,900               2,289,175
Microchip Technology                                 65,100               2,507,652
Micron Technology                                    63,900(b)              731,655
Taiwan Semiconductor Mfg ADR                        218,548(c)            2,167,996
Texas Instruments                                    64,900               2,222,176
                                                                    ---------------
Total                                                                    12,778,235
-----------------------------------------------------------------------------------

SOFTWARE (2.0%)
Oracle                                              296,000(b)            6,002,880
VMware Cl A                                           7,800(b)              537,342
                                                                    ---------------
Total                                                                     6,540,222
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.3%)
Fannie Mae                                          111,845               7,338,150
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $295,759,408)                                                   $322,860,321
-----------------------------------------------------------------------------------

MONEY MARKET FUND (0.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,099,890(d)           $2,099,890
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,099,890)                                                       $2,099,890
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $297,859,298)(e)                                                $324,960,211
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 4.5% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $297,859,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $33,469,000
Unrealized depreciation                                               (6,368,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $27,101,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2007